Reclamation Provision (Tables)	12 Months Ended
Dec. 31, 2025
Reclamation Provision [Abstract]
Schedule of Reclamation Provision
As at December 31,	2025	2024
Balance, start of year	$3,765	$1,529
Additions	535	2,244
Accretion	44	33
Settlement	(125)	(13)
Change in estimate	8	(28)
Balance, end of year	$4,227	$3,765